SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Insured by the FDIC	$ 250,000	$ 250,000
Prepaid expenses	$ 321,025	$ 40,333